Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Investment In Affiliates [Abstract]
Summary of Financial Information of the Affiliated Companies

			December 31, 2012			December 31, 2011
Balance Sheet			Navios Partners	Navios Acquisition	Acropolis	Navios Partners		Navios Acquisition	Acropolis
Current assets			$70,033	$71,795	$1,548	$63,558		$78,907	$706
Non-current assets			884,919	1,298,849	25	846,366		1,116,562	26
Current liabilities			60,276	67,828	235	56,705		77,729	231
Non-current liabilities			275,982	1,071,512		293,580		878,891	—

	Year December 31, 2012			Year December 31, 2011			Year December 31, 2010
Income Statement	Navios Partners	Navios Acquisition	Acropolis	Navios Partners	Navios Acquisition	Acropolis	Navios Partners	Navios Acquisition	Acropolis
Revenue	$205,435	$151,097	$2,262	$186,935	$121,925	$2,686	$143,231	$—	$2,934
Net Income/(loss)	95,898	(3,284)	1,237	65,335	(3,378)	1,401	60,511	—	1,720